Associates and Joint Ventures - Breakdown of Key Financial Highlights (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Assets	€ 104,324	€ 109,642
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Group’s share in equity	27,096	31,708	€ 28,684	€ 18,260
Goodwill	18,708	18,471
Carrying amount in the Telefónica Group	325	312
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Disclosure Of Joint Ventures And Associates [Line Items]
Assets	391	352
Liabilities	383	346
Net assets	8	6
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Assets	76	136
Liabilities	20	35
Liabilities assumed and other costs (see Note 29.c)	€ 56	€ 101
Proportion of ownership interest in joint venture (as a percent)	50.00%	50.00%
Group’s share in equity	€ 32	€ 54
Goodwill	198	198
Carrying amount in the Telefónica Group	€ 230	€ 252